Property and equipment, net (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 21,000	$ 29,000	$ 31,000